Share Option and Warrant Reserves (Details Narrative)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Option And Warrant Reserves
Number of share options granted | shares	5,857,459	2,226,184
Weighted average exercise price granted | $ / shares	$ 2.42	$ 2.83